SEGMENTS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Revenue	$ 0	$ 212	$ 212	$ 424	$ 858	$ 636
Research and development	758	6,074	3,629	11,799	19,597	41,507
Segment net income (loss)	43,665	(9,703)	35,387	(19,142)	$ (8,978)	(57,775)
Number Of Reportable Segments Not Disclosed Flag					true
Reporting Segment
Segment Reporting Information [Line Items]
Revenue	0	212	212	424	$ 858	636
General and administrative, excluding personnel expenses	3,726	1,472	7,949	2,997	6,078	6,654
General and administrative, personnel expenses (including share-based compensation)	1,169	2,723	3,020	5,355	8,247	12,971
Other segment items	(49,318)	(354)	(49,773)	(585)	(24,086)	(2,721)
Segment net income (loss)	43,665	(9,703)	35,387	(19,142)	(8,978)	(57,775)
Reporting Segment | Candid [Member]
Segment Reporting Information [Line Items]
Termination fee			50,000
RLYB212 | Reporting Segment
Segment Reporting Information [Line Items]
Research and development	(48)	1,377	8	3,815	6,291	21,287
RLYB116 | Reporting Segment
Segment Reporting Information [Line Items]
Research and development	525	1,274	921	1,893	3,786	4,841
Other program candidates | Reporting Segment
Segment Reporting Information [Line Items]
Research and development	5	95	7	(68)	(29)	1,901
Personnel expenses (including share-based compensation) | Reporting Segment
Segment Reporting Information [Line Items]
Research and development	180	3,161	2,460	5,750	8,798	12,488
Other expenses | Reporting Segment
Segment Reporting Information [Line Items]
Research and development	$ 96	$ 167	$ 233	$ 409	$ 751	$ 990